Approximate Effect of Temporary Differences and Tax Loss Carryforwards (Detail)	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)
Deferred Tax Assets
Sales returns	$ 5,934,000	¥ 489,000,000	¥ 576,000,000
Allowance for doubtful receivables	667,000	55,000,000	51,000,000
Accruals not currently deductible	2,548,000	210,000,000	333,000,000
Inventory valuation	12,013,000	990,000,000	1,844,000,000
Accrued bonuses	15,799,000	1,302,000,000	1,342,000,000
Impairment charges on marketable securities and investments	17,364,000	1,431,000,000	1,541,000,000
Capitalized supplies	3,677,000	303,000,000	232,000,000
Enterprise taxes	2,002,000	165,000,000	190,000,000
Accrued vacation	8,870,000	731,000,000	763,000,000
Asset retirement obligation	2,864,000	236,000,000	268,000,000
Pension expense	16,454,000	1,356,000,000	1,484,000,000
Tangible fixed assets	15,811,000	1,303,000,000	1,629,000,000
Tax loss carryforwards	44,000,000	3,626,000,000	4,081,000,000
Investment in subsidiaries			540,000,000
Other temporary differences	10,994,000	906,000,000	495,000,000
Total	158,997,000	13,103,000,000	15,369,000,000
Valuation allowance	(49,605,000)	(4,088,000,000)	(4,938,000,000)
Total	109,392,000	9,015,000,000	10,431,000,000
Deferred Tax Liabilities
Advanced depreciation on property, plant and equipment	17,619,000	1,452,000,000	1,679,000,000
Undistributed earnings of associated companies	22,073,000	1,819,000,000	1,846,000,000
Net unrealized gain on marketable securities and investments	39,947,000	3,292,000,000	2,904,000,000
Net realized gain on exchange of investments	20,580,000	1,696,000,000	1,920,000,000
Intangible assets	23,116,000	1,905,000,000	2,233,000,000
Investment in subsidiaries	11,067,000	912,000,000	1,042,000,000
Other temporary differences	2,342,000	193,000,000	160,000,000
Total	$ 136,744,000	¥ 11,269,000,000	¥ 11,784,000,000